Goodwill and Other Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Balance at December 31, 2012	$ 539,336
Patents, trademarks and capitalised software	252
Balance at March 31, 2013	$ 539,588